Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Foreign exchange gain (loss)	$ 28	$ (5)
Settlement costs related to pension annuity purchase agreement	(5)	(12)
Gain (loss) on interest rate swap contracts	13	6
Other	1	9
Other income	$ 37	$ (2)